Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leases Included in Property, Plant and Equipment
Capital leases included in property, plant and equipment are as follows:

	December 31,
	2013	2014
Machinery and equipment	2,737	2,729
Furniture and fixtures	269	269
Total capital leases, gross	3,006	2,998
Less accumulated depreciation	(3,006)	(2,998)
Total capital leases, net	—	—

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2014 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

2015	5,821
2016	4,398
2017	3,771
2018	2,951
2019	2,370
Years thereafter	2,653
Total	21,964